Derivative financial instruments (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Interest rate contracts – Futures	$ 742,171	$ 406,131
Foreign currency exchange rate contracts – Futures	610,054	241,093
Interest rate contracts – Swaps	10,968	10,056
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	20,000	113,682
Warrants	10	100,000
Total assets	1,383,203	870,962
Liabilities
Interest rate contracts – Futures	16,365	386,428
Interest rate contracts – Swaps	202,600
Equity - Total Return Swap (TRS)	88,193	89,726
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	94,478
DI - Future - notes 13 and 14	241,995	1,551,521
Total liabilities	643,631	2,027,675
Total	2,026,834	2,898,637
Later than one month and not later than three months [member]
Assets
Interest rate contracts – Futures		332,497
Foreign currency exchange rate contracts – Futures	610,054	241,093
Interest rate contracts – Swaps
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)		113,682
Warrants
Total assets	610,054	687,272
Liabilities
Interest rate contracts – Futures		27,776
Interest rate contracts – Swaps
Equity - Total Return Swap (TRS)	9,388
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)
DI - Future - notes 13 and 14	123,446	590,015
Total liabilities	132,834	617,791
Total	742,888	1,305,063
Later than three months and not later than one year [member]
Assets
Interest rate contracts – Futures	728,473	73,286
Foreign currency exchange rate contracts – Futures
Interest rate contracts – Swaps
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	20,000
Warrants
Total assets	748,473	73,286
Liabilities
Interest rate contracts – Futures	234	256,240
Interest rate contracts – Swaps	202,600
Equity - Total Return Swap (TRS)	78,805	89,726
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	94,478
DI - Future - notes 13 and 14	108,808	858,278
Total liabilities	484,925	1,204,244
Total	1,233,398	1,277,530
Later than one year [member]
Assets
Interest rate contracts – Futures	13,698	348
Foreign currency exchange rate contracts – Futures
Interest rate contracts – Swaps	10,968	10,056
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)
Warrants	10	100,000
Total assets	24,676	110,404
Liabilities
Interest rate contracts – Futures	16,131	102,412
Interest rate contracts – Swaps
Equity - Total Return Swap (TRS)
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)
DI - Future - notes 13 and 14	9,741	103,228
Total liabilities	25,872	205,640
Total	$ 50,548	$ 316,044